                       METROPOLITAN LIFE INSURANCE COMPANY

          Individual Flexible Premium Variable Life Insurance Policies


                         SUPPLEMENT DATED MAY 1, 2011 TO
                        PROSPECTUS DATED NOVEMBER 3, 2003
                           AS PREVIOUSLY SUPPLEMENTED



This supplement updates certain information contained in the last prospectus you received and in previous supplements to that prospectus. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife-SBR, 501 Route 22, Bridgewater, NJ 08807.


You may allocate net premiums and transfer cash value among the fixed account and the investment divisions of Separate Account 13S. Each investment division, in turn, invests in the shares of one of the following Portfolios:


AIM VARIABLE INSURANCE FUNDS                      Morgan Stanley Mid Cap Growth Portfolio
  (INVESCO VARIABLE INSURANCE                     Third Avenue Small Cap Value Portfolio
  FUNDS) -- SERIES I                            METROPOLITAN SERIES FUND, INC.
  Invesco V.I. Government Securities Fund         Barclays Capital Aggregate Bond Index
  Invesco V.I. International Growth Fund          Portfolio -- Class A
AMERICAN CENTURY VARIABLE PORTFOLIOS,             BlackRock Money Market Portfolio -- Class
  INC. -- CLASS I                                 A
  VP Vista(SM) Fund                               Loomis Sayles Small Cap Core
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     Portfolio -- Class A
  American Funds Growth Fund                      Met/Artisan Mid Cap Value
  American Funds International Fund               Portfolio -- Class B
  American Funds U.S. Government/AAA-Rated        MetLife Mid Cap Stock Index
  Securities Fund                                 Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           MetLife Stock Index Portfolio -- Class A
  Contrafund(R) Portfolio -- Initial Class        MFS(R) Total Return Portfolio -- Class A
  Equity-Income Portfolio -- Initial Class        Morgan Stanley EAFE(R) Index
  Freedom 2010 Portfolio -- Initial Class         Portfolio -- Class A
  Freedom 2015 Portfolio -- Initial Class         Oppenheimer Global Equity
  Freedom 2020 Portfolio -- Initial Class         Portfolio -- Class A
  Freedom 2025 Portfolio -- Initial Class         Russell 2000(R) Index Portfolio -- Class A
  Freedom 2030 Portfolio -- Initial Class         T. Rowe Price Large Cap Growth
  High Income Portfolio -- Initial Class          Portfolio -- Class A
  Investment Grade Bond Portfolio -- Initial    OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-
  Class                                           SERVICE SHARES
  Mid Cap Portfolio -- Service Class 2            Oppenheimer Main Street Small- & Mid-Cap
JANUS ASPEN SERIES                                Fund(R)/VA (formerly Oppenheimer Main
  Janus Portfolio -- Institutional Shares         Street Small Cap Fund(R)/VA)
  Overseas Portfolio -- Service Shares          PIMCO VARIABLE INSURANCE
MET INVESTORS SERIES TRUST -- CLASS A             TRUST -- ADMINISTRATIVE CLASS
  Dreman Small Cap Value Portfolio                PIMCO All Asset Portfolio
  Invesco Small Cap Growth Portfolio            PIONEER VARIABLE CONTRACTS TRUST
  Lord Abbett Bond Debenture Portfolio            Pioneer Emerging Markets VCT
  MFS(R) Research International Portfolio         Portfolio -- Class II
                                                  Pioneer Mid Cap Value VCT
                                                  Portfolio -- Class I
                                                PUTNAM VARIABLE TRUST -- CLASS IB
                                                  Putnam VT International Value Fund
                                                RUSSELL INVESTMENT FUNDS
                                                  Aggressive Equity Fund
                                                  Multi-Style Equity Fund
                                                  Non-U.S. Fund
                                                WELLS FARGO VARIABLE TRUST -- CLASS 1
                                                  VT Core Equity Fund






The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios including investment objectives, strategies, risk, sub-advisers and fees and expenses for each Portfolio. YOU MAY OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT 908-253-1400.

FEE TABLE

The following replaces the section entitled "Range of Underlying Portfolio Annual Operating Expenses".


The following tables describe the fees and expenses that the Underlying Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Underlying Portfolios for the fiscal year ended December 31, 2010. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Underlying Portfolios. Certain Underlying Portfolios may impose a redemption fee in the future.



The next table describes the annual operating expenses for each Underlying Portfolio for the year ended December 31, 2010, as a percentage of the Underlying Portfolio's average daily net assets for the year (before and after contractual fee waivers and expense reimbursements).


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Underlying Portfolio assets, including management fees, distribution and/or service (12b-1)
  fees, and other expenses)                                               0.27%      1.70%



UNDERLYING PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)




                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING PORTFOLIO                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
--------------------               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. Government
     Securities Fund.............     0.46%          --        0.30%            --            0.76%         0.16%         0.60%(1)
  Invesco V.I. International
     Growth Fund.................     0.71%          --        0.33%            --            1.04%           --          1.04%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  VP Vista(SM) Fund..............     1.00%          --        0.02%            --            1.02%           --          1.02%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds International
     Fund........................     0.49%        0.25%       0.04%            --            0.78%           --          0.78%
  American Funds U.S.
     Government/AAA-Rated
     Securities Fund.............     0.34%        0.25%       0.01%            --            0.60%           --          0.60%(2)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Initial Class..     0.56%          --        0.09%            --            0.65%           --          0.65%
  Equity-Income Portfolio
     -- Initial Class............     0.46%          --        0.10%            --            0.56%           --          0.56%
  Freedom 2010 Portfolio
     -- Initial Class............       --           --          --           0.57%           0.57%           --          0.57%
  Freedom 2015 Portfolio
     -- Initial Class............       --           --          --           0.57%           0.57%           --          0.57%
  Freedom 2020 Portfolio
     -- Initial Class............       --           --          --           0.62%           0.62%           --          0.62%
  Freedom 2025 Portfolio
     -- Initial Class............       --           --          --           0.64%           0.64%           --          0.64%
  Freedom 2030 Portfolio
     -- Initial Class............       --           --          --           0.66%           0.66%           --          0.66%
  High Income
     Portfolio -- Initial Class..     0.57%          --        0.12%            --            0.69%           --          0.69%
  Investment Grade Bond
     Portfolio -- Initial Class..     0.32%          --        0.11%            --            0.43%           --          0.43%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
JANUS ASPEN SERIES
  Janus
     Portfolio -- Institutional
     Shares......................     0.64%          --        0.06%            --            0.70%           --          0.70%
  Overseas Portfolio -- Service
     Shares......................     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
MET INVESTORS SERIES TRUST
  -- CLASS A
  Dreman Small Cap Value
     Portfolio...................     0.79%          --        0.08%            --            0.87%           --          0.87%
  Invesco Small Cap Growth
     Portfolio...................     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING PORTFOLIO                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
--------------------               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Lord Abbett Bond Debenture
     Portfolio...................     0.50%          --        0.03%            --            0.53%           --          0.53%
  MFS(R) Research International
     Portfolio...................     0.69%          --        0.09%            --            0.78%         0.03%         0.75%(4)
  Morgan Stanley Mid Cap Growth
     Portfolio...................     0.66%          --        0.14%            --            0.80%         0.02%         0.78%(5)
  Third Avenue Small Cap Value
     Portfolio...................     0.74%          --        0.04%            --            0.78%           --          0.78%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(7)
  Loomis Sayles Small Cap Core
     Portfolio -- Class A........     0.90%          --        0.06%            --            0.96%         0.05%         0.91%(8)
  Met/Artisan Mid Cap Value
     Portfolio -- Class B........     0.81%        0.25%       0.03%            --            1.09%           --          1.09%
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%           --          0.32%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%(6)
  MFS(R) Total Return
     Portfolio -- Class A........     0.54%          --        0.04%            --            0.58%           --          0.58%
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%           --          0.42%
  Oppenheimer Global Equity
     Portfolio -- Class A........     0.53%          --        0.08%            --            0.61%           --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.07%          0.01%           0.33%           --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class A........     0.60%          --        0.04%            --            0.64%           --          0.64%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small-
     & Mid-Cap Fund(R)/VA........     0.70%          --        0.15%            --            0.85%         0.05%         0.80%(9)
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio......     0.43%          --        0.15%          0.66%           1.24%         0.03%         1.21%(10)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Emerging Markets VCT
     Portfolio -- Class II.......     1.15%        0.25%       0.30%            --            1.70%           --          1.70%
  Pioneer Mid Cap Value VCT
     Portfolio -- Class I........     0.65%          --        0.09%            --            0.74%           --          0.74%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value
     Fund........................     0.70%        0.25%       0.21%            --            1.16%           --          1.16%
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund.........     0.90%          --        0.21%            --            1.11%         0.06%         1.05%(11)
  Multi-Style Equity Fund........     0.73%          --        0.16%            --            0.89%           --          0.89%
  Non-U.S. Fund..................     0.90%          --        0.23%            --            1.13%         0.06%         1.07%(12)
WELLS FARGO VARIABLE TRUST
  -- CLASS 1
  VT Core Equity Fund............     0.55%          --        0.21%          0.01%           0.77%         0.01%         0.76%(13)






(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.60% of average daily net assets.



(2) The Fund's management fee has been restated to reflect current management fees as reduced in an amendment to the Fund's Investment Advisory and Service Agreement effective January 1, 2011.



(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.



(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.



(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



(9) The Fund's manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund's prospectus.



(10) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.



(11) Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.



(12) Other Expenses have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests. Until April 30, 2012, RIMCo has contractually agreed to waive 0.06% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.



(13) The Fund's expenses have been adjusted from amounts incurred during the most recent fiscal year to reflect current fees and expenses. The Fund's adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Net Total Annual Operating Expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.75% for Class 1.


THE UNDERLYING PORTFOLIOS

The following table describes the investment objectives and identifies the investment adviser of each Underlying Portfolio.




             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. Government          Seeks total return, comprised of   Invesco Advisers, Inc.
     Securities Fund               current income and capital
                                   appreciation.
  Invesco V.I. International       Seeks long-term growth of          Invesco Advisers, Inc.
     Growth Fund                   capital.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  VP Vista(SM) Fund                Seeks long-term capital growth.    American Century Investment
                                                                      Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Growth Fund       Seeks growth of capital.           Capital Research and Management
                                                                      Company
  American Funds International     Seeks long-term growth of          Capital Research and Management
     Fund                          capital.                           Company
  American Funds U.S.              Seeks a high level of current      Capital Research and Management
     Government/AAA-Rated          income consistent with             Company
     Securities Fund               preservation of capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                    Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Initial Class    appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Equity-Income                    Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial Class    will also consider the potential   Company
                                   for capital appreciation. The      Subadviser: FMR Co., Inc.
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(R) Index
                                   (S&P 500(R)).
  Freedom 2010                     Seeks high total return with a     Strategic Advisers, Inc.
     Portfolio -- Initial Class    secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
  Freedom 2015                     Seeks high total return with a     Strategic Advisers, Inc.
     Portfolio -- Initial Class    secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
  Freedom 2020                     Seeks high total return with a     Strategic Advisers, Inc.
     Portfolio -- Initial Class    secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
  Freedom 2025                     Seeks high total return with a     Strategic Advisers, Inc.
     Portfolio -- Initial Class    secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
  Freedom 2030                     Seeks high total return with a     Strategic Advisers, Inc.
     Portfolio -- Initial Class    secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
  High Income                      Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial Class    income, while also considering     Company
                                   growth of capital.                 Subadviser: FMR Co., Inc.
  Investment Grade Bond            Seeks as high a level of current   Fidelity Management & Research
     Portfolio -- Initial Class    income as is consistent with the   Company
                                   preservation of capital.           Subadviser: Fidelity Investments
                                                                      Money Management, Inc.
  Mid Cap Portfolio -- Service     Seeks long-term growth of          Fidelity Management & Research
     Class 2                       capital.                           Company
                                                                      Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES
  Janus                            Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Institutional    capital.
     Shares
  Overseas Portfolio -- Service    Seeks long-term growth of          Janus Capital Management LLC
     Shares                        capital.
MET INVESTORS SERIES
  TRUST -- CLASS A
  Dreman Small Cap Value           Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: Dreman Value
                                                                      Management, LLC
  Invesco Small Cap Growth         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio                     capital.                           Subadviser: Invesco Advisers,
                                                                      Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio                     opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            MetLife Advisers, LLC
     Portfolio                     appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio -- Class A    the Barclays Capital U.S.          Subadviser: MetLife Investment
                                   Aggregate Bond Index.              Advisors Company, LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  Loomis Sayles Small Cap Core     Seeks long-term capital growth     MetLife Advisers, LLC
     Portfolio -- Class A          from investments in common stocks  Subadviser: Loomis, Sayles &
                                   or other equity securities.        Company, L.P.
  Met/Artisan Mid Cap Value        Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Artisan Partners
                                                                      Limited Partnership
  MetLife Mid Cap Stock Index      Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's MidCap       Subadviser: MetLife Investment
                                   400(R) Composite Stock Price       Advisors Company, LLC
                                   Index.
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class A          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Russell 2000(R) Index.         Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class A          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small-   Seeks capital appreciation.        OppenheimerFunds, Inc.
     & Mid-Cap Fund(R)/VA

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio        Seeks maximum real return          Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   real capital and prudent           Subadviser: Research Affiliates,
                                   investment management.             LLC
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Emerging Markets VCT     Seeks long-term growth of          Pioneer Investment Management,
     Portfolio -- Class II         capital.                           Inc.
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class I          investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value    Seeks capital growth. Current      Putnam Investment Management, LLC
     Fund                          income is a secondary objective.   Subadviser: The Putnam Advisory
                                                                      Company, LLC
RUSSELL INVESTMENT FUNDS
  Aggressive Equity Fund           Seeks to provide long term         Russell Investment Management
                                   capital growth.                    Company
  Multi-Style Equity Fund          Seeks to provide long term         Russell Investment Management
                                   capital growth.                    Company
  Non-U.S. Fund                    Seeks to provide long term         Russell Investment Management
                                   capital growth.                    Company
WELLS FARGO VARIABLE
  TRUST -- CLASS 1
  VT Core Equity Fund              Seeks long-term capital            Wells Fargo Funds Management, LLC
                                   appreciation.                      Subadviser: Wells Capital
                                                                      Management Incorporated



TRANSFERS

The following replaces the list of Monitored Portfolios in the third paragraph of this section:


Invesco V.I. International Growth Fund
American Funds International Fund
Fidelity(R) VIP High Income Portfolio
Janus Aspen Overseas Portfolio
Dreman Small Cap Value Portfolio
Lord Abbett Bond Debenture Portfolio
Invesco Small Cap Growth Portfolio
MFS(R) Research International Portfolio
Third Avenue Small Cap Value Portfolio
Loomis Sayles Small Cap Core Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA
Pioneer Emerging Markets VCT Portfolio
Putnam VT International Value Fund
Russell Aggressive Equity Fund
Russell Non-U.S. Fund



In addition, we treat all American Funds Insurance Series(R) Portfolios as Monitored Portfolios.


MORTALITY AND EXPENSE RISK CHARGE

We are waiving the following amount of the mortality and expense risk charge on the Division investing in the Met/Artisan Mid Cap Value Portfolio: an amount equal to the portfolio expenses that are in excess of 1.34%.

OTHER INFORMATION

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

INSURANCE PROCEEDS

- Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

  In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

  Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

- The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

- If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

- Whether or not any federal estate tax is due is based on a number of factors, including the estate size.

- The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution such as on the Final Date. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid.

Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

SPLIT -- DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

- Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

- Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

- If your Policy terminates (upon surrender, cancellation lapse, the Final Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

- The tax consequences of loans outstanding after the 15th Policy year are uncertain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract:

- The death benefit will still generally be income tax free to your beneficiary, as discussed above.

- Amounts withdrawn or distributed before the insured's death, including (without limitation) loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

- You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.

- If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.




Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was repealed in 2010 with a modified carryover basis for heirs.



The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") has reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.



The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.



It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and the generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012.





The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

- Possible taxation of cash value transfers.

- Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

- Possible limits on the number of investment funds available or the frequency of transfers among them.

- Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.